DISCONTINUED OPERATIONS (Schedule of Revenues and Income (Loss) from Discontinued Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 21st School [Member] CNY	Dec. 31, 2012 21st School [Member] CNY	Dec. 31, 2014 Beijing Century College Group [Member] CNY	Dec. 31, 2013 Beijing Century College Group [Member] CNY	Dec. 31, 2012 Beijing Century College Group [Member] CNY		Dec. 31, 2014 Taishidian Holding [Member] CNY	Dec. 31, 2013 Taishidian Holding [Member] CNY		Dec. 31, 2012 Taishidian Holding [Member] CNY		Dec. 31, 2014 21st School [Member] CNY	Dec. 31, 2013 21st School [Member] CNY		Dec. 31, 2012 21st School [Member] CNY		Dec. 31, 2014 Jinghan Group [Member] CNY	Dec. 31, 2013 Jinghan Group [Member] CNY	Dec. 31, 2012 Jinghan Group [Member] CNY
Revenues and income (loss) from discontinued operations
Revenues												50,043		103,382			17,939		82,283		679,295	603,976	535,417
Impairment loss																			(50,050)				(44,650)
Income (loss) from discontinued operation												(22,735)		12,395			3,312		(55,846)		(73,499)	(89,291)	(179,518)
Income tax benefit (expense)												(6,637)		(3,669)			(578)		6,140		15,735	19,047	63,521
Income (loss) from discontinued operation, net of income tax					74,938							(29,372)		8,726			2,734		(49,706)
Loss on sale of discontinued operation, net of income tax							[1]	[1]	(15,908)	[1]	[2]	(174,629)	[2]		[2]	[3]	(74,938)	[3]		[3]
Income (loss) from and on sale of discontinued operation, net of income tax	(9,310)	(57,764)	(346,449)	(172,885)	2,734	49,706			(15,908)			(204,001)		8,726			(72,204)		(49,706)		(57,764)	(70,244)	(115,997)
Foreign currency translation adjustment									7,758			5,538

[1]	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 7,758 for the year ended December 31, 2012.
[2]	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 5,538 for the year ended December 31, 2013.
[3]	No foreign currency translation adjustment is included in the loss on sale of discontinued operation.